Investments	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
INVESTMENTS
7.	INVESTMENTS

Investments consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Fixed deposit receipt, current	$6,464	$2,565
Total short-term investments	6,464	2,565

Fixed deposit receipt, non-current	10,293	10,353
Total long-term investments	10,293	10,353
Total investments	$16,757	$12,918

As of June 30, 2025, $2,565 of short-term investments and $10,353 of long-term investments in bank fixed deposits were pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2027 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.